MANNING & NAPIER FUND, INC.

Supplement dated April 7, 2015 to the prospectus dated March 1, 2015 for the following Series and Classes of the Fund (the “Prospectus”):

Pro-Blend Conservative Term Series – Classes S, I, C and R

Pro-Blend Moderate Term Series – Classes S, I, C and R

Pro-Blend Extended Term Series – Classes S, I, C and R

Pro-Blend Maximum Term Series – Classes S, I, C and R

(the “Pro-Blend Series”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectus.

Manning & Napier Advisors, LLC (the “Advisor”) has made a number of changes to its organizational structure and the roles and responsibilities of its investment professionals, including naming Ebrahim Busheri to the newly created Director of Investments position, which replaces the Co-Directors of Research positions formerly held by Jeffrey S. Coons and Jeffrey Herrmann.

Accordingly, the Prospectuses are hereby supplemented and revised as follows:

1.	The Pro-Blend Conservative Term Series’ “Portfolio Managers” summary sections are hereby deleted and replaced with the following:

The overall asset allocation and the majority of the equity portion of the Series are managed by the Advisor’s Global Core Team, while the fixed income, alternative investment and dividend-paying common stock portions of the Series are managed by the Advisor’s Fixed Income Group, Alternative Strategies Group, and Quantitative Strategies Group, respectively. The members of the Global Core Team and the heads of the Fixed Income Group, Alternative Strategies Group, and Quantitative Strategies Group are listed below.

Global Core Team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 1995.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Head of Fixed Income Group:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2015.

Head of Alternative Strategies Group:

Jay R. Feuerstein

Managing Director of Alternative Strategies Group, has managed the Series since 2014.

Head of Quantitative Strategies Group:

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2012.

2.	The Pro-Blend Moderate Term Series’ and Pro-Blend Extended Term Series’ “Portfolio Managers” summary sections are hereby deleted and replaced with the following:

The overall asset allocation and the equity portion of the Series are managed by the Advisor’s Global Core Team, while the fixed income and alternative investment portions of the Series are managed by the Advisor’s Fixed Income Group and Alternative Strategies Group, respectively. The members of the Global Core Team and the heads of the Fixed Income Group and Alternative Strategies Group are listed below.

Global Core Team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 1993.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1993.

Head of Fixed Income Group:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2015.

Head of Alternative Strategies Group:

Jay R. Feuerstein

Managing Director of Alternative Strategies Group, has managed the Series since 2014.

3.	The Pro-Blend Maximum Term Series’ “Portfolio Managers” summary sections are hereby deleted and replaced with the following:

The overall asset allocation and the equity portion of the Series are managed by the Advisor’s Global Core Team, while the fixed income and alternative investment portions of the Series are managed by the Advisor’s Fixed Income Group and Alternative Strategies Group, respectively.

The members of the Global Core Team and the heads of the Fixed Income Group and Alternative Strategies Group are listed below.

Global Core Team:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, has managed the Series since 2002.

Ebrahim Busheri, CFA®

Director of Investments, has managed the Series since 2012.

Jeffrey Herrmann, CFA®

Investment Strategist, has managed the Series since 1995.

Marc Tommasi

Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group, has managed the Series since 1995.

Head of Fixed Income Group:

Marc Bushallow, CFA®

Managing Director of Fixed Income, has managed the Series since 2015.

Head of Alternative Strategies Group:

Jay R. Feuerstein

Managing Director of Alternative Strategies Group, has managed the Series since 2014.

4.	The second paragraph of the sub-section titled “The Advisor’s Investment Strategies” in the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section is hereby deleted and replaced with the following:

The Advisor’s Global Core Team allocates each Series’ assets to stocks, bonds, derivatives, and cash based on the Series’ investment goals and objectives, as well as the team’s assessment of equity valuations and other market and economic factors. For instance, the Global Core Team will generally increase the Series’ equity exposures during periods of lower market valuations, and decrease the Series’ equity exposures during periods of higher market valuations. In addition, the Global Core Team will generally increase the Series’ derivatives holdings when it expects interest rates or market volatility to rise.

The following sections provide additional information regarding the Advisor’s asset allocation and security selection processes.

5.	The portion of the “More Information About the Series’ Principal Investment Strategies and Principal Risks” section following the sub-section titled “How the Advisor Allocates Assets within Each Series” is hereby deleted and replaced with the following:

Stock Selection Process

In selecting individual stocks for each Series, the Global Core Team looks for companies with one or more of the following characteristics:

■	Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

■	Improving market share in consolidating industries.
■	Low price relative to fundamental or break-up value.

In managing the portion of the Pro-Blend Conservative Term Series invested in dividend-paying common stocks, the Quantitative Strategies Group uses a disciplined screening process to seek to identify stocks of companies that meet the following investment criteria:

■	Attractive valuation, based on factors such as free cash flow yield (i.e., cash generated by a company that is available to equity holders) and underlying earnings power.
■	Dividend yield equal to or exceeding the dividend yield of the broad equity market.
■	A high likelihood of being able to maintain their dividend.
■	Strong financial health, based on factors such as profitability and leverage.

On an annual basis, the Quantitative Strategies Group reviews the portfolio holdings in this portion of the Series’ portfolio against the investment criteria set forth above, and will sell those holdings that no longer meet such criteria. Although stocks may be added to or removed from this portion of the Series’ portfolio at any time during the year, the Quantitative Strategies Group expects that modifications to this portion of the portfolio will primarily take place once a year.

Fixed Income Security Selection Process

The Fixed Income Group selects individual bonds, emphasizing bond market sectors and securities that it believes offer yields sufficient to compensate the investor for the risks specific to the sector or security. In evaluating potential investments, this group considers:

■	Interest rate sensitivity of particular sectors and securities.
■	Narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.
■	For mortgage-backed and asset-backed securities, anticipated changes in pre-payment rates.

Derivatives Selection Processes:

In managing the Series’ options positions, the Alternative Strategies Group targets options for which it believes the premiums offer sufficient income to compensate the Series for the risks associated with the option. Options are written only on stocks that the Global Core Team is planning to buy (in the case of puts) or sell (in the case of calls). The following factors are considered with respect to options:

■	The proximity of the stock’s price to the Global Core Team’s target buy or sell price for the stock.
■	The attractiveness of the option based on factors such as its exercise price (strike price), time to expiration (duration) and implied volatility.
■	Factors specific to the stock, such as the expected release of company news and announcements.

The Alternative Strategies Group uses a trend-driven mathematical and statistical approach to select individual futures. The managed futures investment process incorporates three distinct steps: (1) signal estimation, (2) portfolio construction, and (3) risk management. Signal estimation utilizes a mix of forecasting models for developing market views. The models’ buy or sell signals are then captured by the portfolio construction algorithm where the signals are converted to portfolio positions. Finally, risk management guidelines adjust portfolio exposures based on market volatility.

The forecasting models are based on strategies which seek to take into account certain technical factors in identifying price trends and price movements, and are not based upon an analysis of fundamental supply and demand factors, general economic factors or anticipated world events.

6.	The “Portfolio Managers” sub-section in the “Management” section is hereby deleted and replaced with the following:

Portfolio Managers

The overall asset allocations and the majority of the equity portions of the Series are managed by the Advisor’s Global Core Team, while the fixed income and alternative investment portions of each Series, and the dividend-paying common stock portion of the Pro-Blend Conservative Term Series are managed by the Advisor’s Fixed Income Group, Alternative Strategies Group, and Quantitative Strategies Group, respectively. The members of the Global Core Team and the heads of the Fixed Income Group, Alternative Strategies Group, and Quantitative Strategies Group are listed below.

Global Core Team:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director since 2002. Co-Head of Global Equities since 2010. Member of the Series’ Portfolio Management Team since 2002.

Ebrahim Busheri, CFA®, Director of Investments

Joined the Advisor in 2011. Director of Investments since 2015. Member of the Series’ Portfolio Management Team since 2012. Previous positions held in last five years: Senior Analyst, 2011 – 2015; Managing Director, 2012 – 2015; Consultant, Heritage Capital, 2007 – 2011. Previously worked for Manning & Napier from 1988 to 2001 in multiple capacities including the co-Director of Research and the Managing Director of the Technology and Consumer Groups.

Jeffrey A. Herrmann, CFA®, Investment Strategist

Joined the Advisor in 1986. Investment Strategist since 2015. Previous positions held in last five years: Co-Director of Research, 2002 – 2015; Managing Director, 1992 – 2015; Co-Head of Global Equities, 2010 – 2015. Member of the Series’ Portfolio Management Team since 1993.

Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director since 1992. Head of Global Investment Strategy since 2010. Co-Head of Global Equities since 2015. Member of the Series’ Portfolio Management Team since 2002.

Head of Fixed Income Group:

Marc Bushallow, CFA®, Managing Director of Fixed Income

Joined the Advisor in 2008. Managing Director of Fixed Income since 2015. Previous position held in last five years: Senior High Yield Analyst, 2008 – 2015. Member of the Series’ Portfolio Management Team since 2015.

Head of Alternative Strategies Group:

Jay R. Feuerstein, Managing Director of Alternative Strategies Group

Joined the Advisor in 2014. Managing Director and member of Series’ Portfolio Management Team since 2014. Previous position held in the last five years: Chief Executive Officer and Chief Investment Officer, 2100 Xenon Group, LLC, 2001 – 2014.

Head of Quantitative Strategies Group:

Christopher F. Petrosino, CFA®, Senior Analyst/Managing Director of Quantitative Strategies Group

Joined the Advisor in 2001. Senior Analyst since 2009. Managing Director and member of Series’ Portfolio Management Team since 2012.

The Statement of Additional Information (SAI) contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Supp PB 04/07/2015